F4 Interest-bearing liabilities	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
F4 Interest-bearing liabilities

Interest-bearing liabilities
As of December 31, 2021, the Company’s outstanding interest-bearing liabilities were SEK 31.8 (30.2) billion.

I
nterest-bearing liabilities (excluding lease obligations)

	2021	2020

Borrowings, current

Current part of non-current borrowings	9,459	5,269

Other borrowings, current	131	2,673

Total borrowings, current	9,590	7,942

Borrowings, non-current

Notes and bond loans	22,016	22,008

Other borrowings, non-current	225	210

Total borrowings, non-current	22,241	22,218

Total interest-bearing liabilities	31,831	30,160

Reconciliation of liabilities arising from financing activities (including lease obligations)

	2021	2020

Opening balance	39,460	47,578

Cash flows

Proceeds from issuance of borrowings	7,882	3,220

Repayment of borrowings	(5,791)	(9,031)

Other financing activities	(2,128)	1,568

Lease payments	(2,368)	(2,417)

Non-cash changes

Effect of foreign exchange movement	2,621	(4,030)

Revaluation due to changes in credit risk	(31)	(99)

Other changes in fair value	(415)	136

Acquisition of new lease contracts	2,009	2,604

Other non-cash movements	(105)	(69)

Closing balance	41,134	39,460

To secure long-term funding, the Company uses notes and bond programs together with bilateral research and development loans. All outstanding notes and bond loans are issued by the Parent Company under its Euro Medium Term Note (EMTN) program or under its US Securities and Exchange Commission (SEC) Registered program. Bonds issued at a fixed interest rate are normally swapped to a floating interest rate using interest rate swaps under the Asset and liability management mandate described in note F1 “Financial risk management.” Total weighted average interest rate cost for the long-term funding during the year was 1.75% (2.18%).

Notes, bonds and bilateral loans

Issued-maturing	Nominal amount	Coupon	Currency	Maturity date	Carrying value (SEK million) 2021	Changes in fair value due to changes in credit risk 2021	Cumulative changes in fair value due to changes in credit risk 2021	Carrying value (SEK million) 2020
Notes and bond loans
2012–2022	1,000	4.125%	USD	May 15, 2022	9,163	(86)	58	8,537
2017–2021	500	0.875%	EUR	Mar 1, 2021	—	(3)	—	5,034
2017–2024	500	1.875%	EUR	Mar 1, 2024	5,297	(27)	118	5,290
2017–2025 1)	150	2.741%	USD	Dec 22, 2025	1,393	31	81	1,278
2020–2030 1)	200	3.020%	USD	Dec 30, 2030	1,825	47	115	1,698
2021–2029	500	1.000%	EUR	May 26, 2029	5,007	(26)	(26)	—
Total notes and bond loans					22,685	(64)	346	21,837

Bilateral loans
2017–2023 2)	220		USD	Jun 15, 2023	2,033	17	44	1,826
2019–2024 3)	281		USD	July 31, 2024	2,608	47	62	2,320
2019–2025 2)	150		USD	Dec 18, 2025	1,400	35	44	1,237
2021–2028 3)	305		USD	Jun 21, 2028	2,692	(66)	(66)	—
Total bilateral loans					8,733	33	84	5,383

1)	Private Placement, Swedish Export Credit Corporation (SEK).

2)	Nordic Investment Bank (NIB), R&D project financing.

3)	European Investment Bank (EIB), R&D project financing.